Note 51 - Consolidated Statement Of Cash Flows (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Debt Securities Issued [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	€ 61,112,000,000		€ 61,649,000,000
Financing Activities Liabilities Abstract
Inflows Of Cash	2,643,000,000		2,152,000,000
Increase Decrease through Acquisition Financing Activities liabilities	0		0
Disposal Non Cash Acquisition	0		(1,828,000,000)
Increase Decrease Net Exchange Differences Financing Activities liabilities	209,000,000		(862,000,000)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0		0
Financing Activities Liabilities at the end	63,963,000,000		61,112,000,000
Subordinated Debt Securities [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	17,635,000,000	[1]	17,443,000,000
Financing Activities Liabilities Abstract
Inflows Of Cash	(190,000,000)	[2]	857,000,000	[3]
Increase Decrease through Acquisition Financing Activities liabilities	0	[2]	0	[3]
Disposal Non Cash Acquisition	0	[2]	(694,000,000)	[3]
Increase Decrease Net Exchange Differences Financing Activities liabilities	229,000,000	[2]	29,000,000	[3]
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	[2]	0	[3]
Financing Activities Liabilities at the end	€ 17,675,000,000	[4]	€ 17,635,000,000	[1]

[1]

(*) Additionally, there were €411 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €574 million subordinated issuances of BBVA Chile as of December 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale".

[2]

(*) Additionally, there are €384 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €40 million subordinated issuances of BBVA Parag uay as of December 2019 are recorded in the heading "Liabilities included in disposal groups classified as held for sale".

[3]

(*) Additionally, there were €411 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €574 million subordinated issuances of BBVA Chile as of December 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale".

[4]

(*) Additionally, there are €384 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €40 million subordinated issuances of BBVA Parag uay as of December 2019 are recorded in the heading "Liabilities included in disposal groups classified as held for sale".